12. FAIR VALUE MEASUREMENTS (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Number of Common Shares	2,500,000
Warrant G Member
Issuance Date	Nov. 04, 2016	Nov. 04, 2106
Number of Common Shares	1,500,000	1,500,000
Per Share Exercise Price	$ 4.61	$ 5.00
Remaining Term (Years)	9 months	1 year 2 months 12 days
Expiration Date	Jan. 31, 2018	Jan. 31, 2018
Warrant H Member
Issuance Date	Nov. 04, 2016	Nov. 04, 2106
Number of Common Shares	500,000	500,000
Per Share Exercise Price	$ 4.61	$ 6.00
Remaining Term (Years)	21 months	2 years 2 months 12 days
Expiration Date	Jan. 31, 2019	Jan. 31, 2019
Warrant I Member
Issuance Date	Nov. 04, 2016	Nov. 04, 2106
Number of Common Shares	500,000	500,000
Per Share Exercise Price	$ 4.61	$ 7.00
Remaining Term (Years)	31 months	3 years 2 months 12 days
Expiration Date	Jan. 31, 2020	Jan. 31, 2020
Warrant J Member
Issuance Date		Dec. 29, 2016
Number of Common Shares		2,170,000
Per Share Exercise Price		$ 0.015
Remaining Term (Years)		4 years
Expiration Date		Dec. 29, 2020
Warrant K Member
Issuance Date		Dec. 29, 2016
Number of Common Shares		170,000
Per Share Exercise Price		$ 0.015
Remaining Term (Years)		4 years
Expiration Date		Dec. 29, 2020